Fair Value Measurement (Details) - EBP 053 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 171,611,027	$ 151,709,835
Collective Investment Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	9,129,628	8,574,684
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	57,916,770	54,092,040
Pooled separate accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	89,638,303	77,213,191
Popular, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	14,926,326	11,829,920
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	14,926,326	11,829,920
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 1 | Pooled separate accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 1 | Popular, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	14,926,326	11,829,920
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	146,621,862	130,105,449
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	57,916,770	54,092,040
Level 2 | Pooled separate accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	88,705,092	76,013,409
Level 2 | Popular, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Pooled separate accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Popular, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	10,062,839	9,774,466
Measured at NAV | Collective Investment Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	9,129,628	8,574,684
Measured at NAV | Pooled separate accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 933,211	$ 1,199,782